RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Borrowing relationship exceeds level	$ 60,000
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	415,000	$ 190,000
New loans and advances	2,945,000	594,000
Repayments	(791,000)	(369,000)
Balance at end of year	2,569,000	415,000
Directors and executive officers deposit	$ 1,400,000	$ 1,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Related party entity ownership percentage	10.00%